Property, Plant and Equipment (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	$ 222,741,832	$ 208,785,609
Balance, End of Year	224,933,089	222,741,832
Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	969,935,995	944,535,973
Additions	7,266,521	6,958,077
Disposal or write off	(27,207,560)	(31,090,580)
Reclassification and effect of change in exchange rate	12,548,030	49,532,525
Balance, End of Year	962,542,986	969,935,995
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	760,466,534	758,147,568
Additions	36,817,898	38,567,822
Disposal or write off	(26,417,931)	(30,423,963)
Reclassification and effect of change in exchange rate	(5,989,135)	(5,824,893)
Balance, End of Year	764,877,366	760,466,534
Land [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	8,873,981	9,112,286
Additions	865,956	0
Disposal or write off	(675,811)	(14,455)
Reclassification and effect of change in exchange rate	(55,467)	(223,850)
Balance, End of Year	9,008,659	8,873,981
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	173,397	184,889
Additions	0	0
Disposal or write off	(54,186)	(14,487)
Reclassification and effect of change in exchange rate	(119,211)	2,995
Balance, End of Year	0	173,397
Buildings [member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	130,595,844	122,156,354
Additions	433,269	1,086
Disposal or write off	(3,786,388)	(580,089)
Reclassification and effect of change in exchange rate	(3,231,856)	9,018,493
Balance, End of Year	124,010,869	130,595,844
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	36,028,301	32,791,946
Additions	3,216,571	3,107,870
Disposal or write off	(3,785,921)	(132,589)
Reclassification and effect of change in exchange rate	(1,633,576)	261,074
Balance, End of Year	33,825,375	36,028,301
Machinery and equipment [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	798,046,434	779,019,328
Additions	1,827,188	2,424,626
Disposal or write off	(14,844,436)	(24,033,087)
Reclassification and effect of change in exchange rate	15,135,124	40,635,567
Balance, End of Year	800,164,310	798,046,434
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	698,110,663	694,955,031
Additions	27,946,301	30,329,428
Disposal or write off	(14,694,674)	(23,846,019)
Reclassification and effect of change in exchange rate	(4,027,879)	(3,327,777)
Balance, End of Year	707,334,411	698,110,663
Other equipment [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	32,419,736	34,248,005
Additions	4,140,108	4,532,365
Disposal or write off	(7,900,925)	(6,462,949)
Reclassification and effect of change in exchange rate	700,229	102,315
Balance, End of Year	29,359,148	32,419,736
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	26,154,173	30,215,702
Additions	5,655,026	5,130,524
Disposal or write off	(7,883,150)	(6,430,868)
Reclassification and effect of change in exchange rate	(208,469)	(2,761,185)
Balance, End of Year	23,717,580	26,154,173
Prepayments for purchase of land and equipment, and construction in progress [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	13,272,371	22,397,204
Additions	36,289,529	48,931,054
Disposal or write off	(29,206)	(29,246)
Reclassification and effect of change in exchange rate	(22,265,225)	(58,026,641)
Balance, End of Year	$ 27,267,469	$ 13,272,371